LEASES - Schedule of Right-Of-Use Assets (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, beginning balance	$ 395.9	$ 432.8
Additions and remeasurements	26.9	27.3
Additions – business combinations (Note 4)	62.6	1.5
Depreciation	(50.1)	(48.7)
Impairment	(9.2)
Transfers and others	(95.8)	(26.1)
Foreign currency exchange differences	(21.8)	9.1
Right-of-use assets, ending balance	308.5	395.9
Buildings and land
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, beginning balance	251.9	241.8
Additions and remeasurements	(2.3)	30.1
Additions – business combinations (Note 4)	13.1	1.1
Depreciation	(29.0)	(25.3)
Impairment	(9.2)
Transfers and others	1.1	(1.0)
Foreign currency exchange differences	(13.6)	5.2
Right-of-use assets, ending balance	212.0	251.9
Simulators
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, beginning balance	138.8	183.7
Additions and remeasurements	0.1	(3.4)
Additions – business combinations (Note 4)	49.5	0.0
Depreciation	(17.2)	(20.1)
Impairment	0.0
Transfers and others	(97.1)	(25.3)
Foreign currency exchange differences	(8.2)	3.9
Right-of-use assets, ending balance	65.9	138.8
Machinery and equipment
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, beginning balance	5.0	7.3
Additions and remeasurements	16.1	0.6
Additions – business combinations (Note 4)	0.0	0.0
Depreciation	(3.4)	(3.1)
Impairment	0.0
Transfers and others	0.4	0.2
Foreign currency exchange differences	0.0	0.0
Right-of-use assets, ending balance	18.1	5.0
Aircraft
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, beginning balance	0.2	0.0
Additions and remeasurements	13.0	0.0
Additions – business combinations (Note 4)	0.0	0.4
Depreciation	(0.5)	(0.2)
Impairment	0.0
Transfers and others	(0.2)	0.0
Foreign currency exchange differences	0.0	0.0
Right-of-use assets, ending balance	$ 12.5	$ 0.2